Amount Required to Be Expended If Company Wish to Preserve Interests in Its Current Tenements (Detail) (AUD) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Unrecorded Unconditional Purchase Obligation	3,733	9,901	16,232
Not later than one year
Commitments and Contingencies Disclosure [Line Items]
Unrecorded Unconditional Purchase Obligation	1,075	2,473	5,278
Later than one year but not later than five years
Commitments and Contingencies Disclosure [Line Items]
Unrecorded Unconditional Purchase Obligation	2,407	5,704	9,532
Later than five years but not later than twenty one years
Commitments and Contingencies Disclosure [Line Items]
Unrecorded Unconditional Purchase Obligation	251	1,724	1,422